Share Capital - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2019 CAD ($) yr $ / shares	Dec. 31, 2018 CAD ($) yr $ / shares
Disclosure of fair value measurement of equity [line items]
Expected Option Life | yr	3.5	3.5
Canadian Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated | $		$ 1.61	$ 5.99
Share price at grant | $ / shares		$ 2.90	$ 10.79
Exercise price | $ / shares		$ 4.54	$ 11.97
Expected Option Life | yr	3.4	3.4	3
Risk free interest rate (based on government bonds)	1.43%	1.43%	1.90%
Expected Volatility	98.10%	98.10%	90.12%
Expected dividends | $
US Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated | $	$ 1.48
Share price at grant | $ / shares	$ 2.36
Exercise price | $ / shares	$ 2.72
Risk free interest rate (based on government bonds)	1.50%	1.50%
Expected Volatility	97.90%	97.90%
Expected dividends | $